UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/28/13 (Unaudited)

CORPORATE BONDS AND NOTES (90.1%)(a)
		Principal amount	Value

Advertising and marketing services (0.6%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		$1,430,000	$1,086,799

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015		1,385,000	1,087,225

Griffey Intermediate, Inc./Griffey Finance Sub LLC 144A sr. notes 7s, 2020		1,570,000	1,589,625

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018		560,000	610,400

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		1,340,000	1,453,900

			5,827,949
Automotive (1.5%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		2,335,000	2,586,013

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		3,690,000	4,205,374

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		615,000	695,848

Jaguar Land Rover Automotive PLC 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2023 (United Kingdom)		470,000	478,451

Navistar International Corp. sr. notes 8 1/4s, 2021		2,394,000	2,310,210

Schaeffler Finance BV sr. notes Ser. REGS, 8 3/4s, 2019 (Germany)	EUR	210,000	314,605

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)		$2,280,000	2,587,800

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)		565,000	638,450

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017		1,080,000	1,242,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		475,000	479,750

			15,538,501
Basic materials (8.7%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)		610,000	652,060

ArcelorMittal sr. unsec. unsub. notes 10.35s, 2019 (France)		1,145,000	1,444,990

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)		1,415,000	1,466,877

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		1,050,000	1,068,375

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022		410,000	416,150

Ashland, Inc. 144A sr. unsec. unsub. notes 6 7/8s, 2043		715,000	748,963

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018		3,835,000	4,228,087

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023		160,000	162,400

Boise Cascade LLC/Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)		270,000	285,188

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)		965,000	968,619

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		2,095,000	2,288,788

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016		2,390,000	2,593,150

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022		1,145,000	1,331,063

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019		1,865,000	2,014,200

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021		200,000	203,250

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020		920,000	943,000

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		540,000	563,058

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		2,105,000	2,089,213

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)		930,000	1,027,650

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		15,000	15,713

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)		2,020,000	2,141,200

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)		920,000	982,100

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020		2,725,000	3,140,563

HD Supply, Inc. 144A company guaranty sr. unsec. sub. notes 10 1/2s, 2021		920,000	947,600

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		1,460,000	1,461,825

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020		570,000	561,450

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020		475,000	467,875

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		1,180,000	1,185,900

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A company guaranty sr. notes 8 7/8s, 2018		865,000	871,488

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021		1,165,000	1,316,450

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020		2,510,000	2,798,650

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		965,000	955,350

Huntsman International, LLC 144A sr. unsec. notes 4 7/8s, 2020		660,000	650,100

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		2,065,000	1,997,888

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		1,710,000	1,808,325

INEOS Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)		830,000	908,850

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)		375,000	404,063

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)	EUR	1,400,000	1,835,172

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)		$375,000	397,500

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		2,535,000	2,864,550

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		805,000	913,675

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		2,990,000	3,513,250

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024		2,115,000	2,458,688

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019		3,805,000	4,242,574

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021	EUR	465,000	439,429

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020		$560,000	562,800

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020		730,000	750,075

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		920,000	993,600

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		485,000	509,347

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,030,000	1,153,600

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017		25,000	27,313

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)		885,000	933,675

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)		160,000	176,000

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,525,000	1,601,250

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,215,000	1,283,344

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		1,360,000	1,536,800

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017		1,275,000	1,396,125

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		300,000	324,750

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)	EUR	100,000	138,773

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)		$1,210,000	1,270,500

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)		915,000	1,001,925

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		115,000	127,650

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015		80,000	80,000

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022		270,000	288,900

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019		610,000	652,700

Taminco Acquisition Corp. 144A sr. unsec. notes 9 1/8s, 2017 (Belgium)(PIK)		670,000	669,163

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)		2,415,000	2,668,574

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,665,000	1,685,813

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020		2,400,000	2,385,000

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company guaranty sr. unsec. notes 7 3/8s, 2021 (Netherlands)		470,000	486,920

USG Corp. sr. unsec. notes 9 3/4s, 2018		1,375,000	1,617,344

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019		345,000	139,725

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023		535,000	545,700

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)		1,055,000	1,272,710

			90,055,385
Broadcasting (2.2%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		805,000	728,525

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019		2,895,000	2,692,350

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		3,635,000	3,753,137

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		1,745,000	1,836,613

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,885,000	1,889,713

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019		1,590,000	1,800,675

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		1,155,000	1,206,975

LIN Television Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2021		625,000	662,500

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020		1,795,000	1,875,775

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017		1,350,000	1,485,000

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022		650,000	693,875

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		1,533,000	1,672,886

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		1,265,000	1,399,406

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		870,000	959,175

			22,656,605
Building materials (1.2%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020		1,360,000	1,472,200

Building Materials Corp. 144A sr. notes 7s, 2020		640,000	692,800

Building Materials Corp. 144A sr. notes 6 7/8s, 2018		1,150,000	1,230,500

Building Materials Corp. 144A sr. notes 6 3/4s, 2021		530,000	569,088

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017		2,895,000	3,401,625

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)		2,115,000	2,352,938

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		2,160,000	2,405,700

Owens Corning company guaranty sr. unsec. notes 9s, 2019		424,000	536,360

			12,661,211
Cable television (3.2%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018		1,070,000	1,166,300

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		2,025,000	2,349,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	521,700

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		525,000	577,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,655,000	1,762,575

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		1,290,000	1,267,425

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		975,000	1,074,938

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		500,000	541,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023		625,000	610,938

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		1,545,000	1,664,738

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020		365,000	377,319

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		1,710,000	1,870,313

DISH DBS Corp. company guaranty notes 7 1/8s, 2016		155,000	172,438

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,820,000	2,154,425

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		2,980,000	3,315,249

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019		775,000	860,250

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022		1,665,000	1,802,363

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)	CAD	995,000	1,049,900

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)		$1,170,000	1,196,325

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		735,000	797,712

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		1,998,000	2,032,965

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)	CAD	340,000	364,655

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)		$600,000	608,537

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2022 (United Kingdom)		1,025,000	1,037,069

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. 144A company guaranty sr. unsec. notes 10 1/4s, 2019		3,295,000	3,591,550

			32,767,434
Capital goods (6.4%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020		1,355,000	1,456,625

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		4,625,000	5,064,375

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)	EUR	222,868	316,556

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		$495,936	538,091

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	860,000	1,215,727

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)	EUR	480,000	678,545

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		$225,000	246,375

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)		770,000	758,450

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)		1,525,000	1,528,813

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		410,000	454,075

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		525,000	544,688

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018		1,295,000	1,440,688

Berry Plastics Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016		880,000	896,280

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021		705,000	814,275

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)		625,000	662,500

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)		475,000	486,281

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		755,000	856,925

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		2,335,000	2,638,549

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020		230,000	249,838

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023		570,000	557,175

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	370,000	521,118

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		$1,410,000	1,462,875

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		2,305,000	2,356,863

Exide Technologies sr. notes 8 5/8s, 2018		2,155,000	1,799,425

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020		1,655,000	1,758,438

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017		1,559,000	1,720,746

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		3,585,000	4,776,240

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		455,000	466,375

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020		160,000	181,200

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		3,121,000	3,144,408

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017		2,900,000	3,117,500

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)		2,315,000	2,471,058

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019		985,000	1,089,656

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 1/8s, 2019		580,000	622,775

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		2,665,000	2,918,175

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		635,000	673,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		440,000	454,300

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020		925,000	955,063

Silver II Borrower/Silver II US Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)		520,000	540,800

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018		625,000	686,719

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		1,820,000	1,988,350

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		2,130,000	2,209,875

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		3,090,000	3,352,650

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017		1,595,000	1,770,450

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018		2,100,000	2,304,750

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021		1,410,000	1,417,050

			66,164,790
Coal (1.1%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		460,000	408,250

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		1,175,000	1,069,250

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020		540,000	463,050

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019		1,215,000	1,047,938

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		4,355,000	4,801,387

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		2,085,000	2,267,438

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016		550,000	627,000

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		150,000	159,375

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018		225,000	239,063

			11,082,751
Commercial and consumer services (1.9%)

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		700,000	756,000

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		3,080,000	3,156,999

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018		1,590,000	1,802,663

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		2,330,000	2,440,675

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019		1,875,000	1,865,625

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		2,930,000	3,179,050

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		1,900,000	2,061,500

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016		840,000	646,800

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014		65,000	62,400

Travelport, LLC 144A sr. notes Ser. B, 6.308s, 2016(PIK)		2,852,336	2,695,458

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016		775,000	709,125

			19,376,295
Consumer (0.5%)

BC Mountain, LLC/BC Mountain Finance, Inc. 144A company guaranty sr. unsec. notes 7s, 2021		255,000	262,331

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		605,000	634,494

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020	EUR	250,000	351,392

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022		$90,000	96,525

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020		110,000	116,050

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018		2,405,000	2,726,668

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020		1,330,000	1,433,075

			5,620,535
Consumer staples (6.1%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		470,000	542,850

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		1,005,000	1,110,525

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019		430,000	469,775

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		550,000	627,000

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018		1,260,000	1,414,350

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)		948,907	1,018,889

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		1,205,000	1,206,506

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015		74,494	73,749

Claire's Stores, Inc. 144A sr. notes 9s, 2019		2,730,000	3,030,300

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		2,135,000	2,420,556

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		735,000	802,988

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		2,470,000	2,599,675

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018		1,930,000	2,176,075

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016		1,830,000	2,024,438

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		3,686,000	4,183,609

Dole Food Co., Inc. sr. notes 13 7/8s, 2014		441,000	472,973

Dole Food Co., Inc. 144A sr. notes 8s, 2016		841,000	877,794

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		1,415,000	1,570,650

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Austria)		1,275,000	1,262,396

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022		870,000	935,250

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020		945,000	982,800

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018		570,000	622,725

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	1,600,000	2,223,821

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014		$585,000	647,156

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020		540,000	581,850

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021		2,465,000	2,551,275

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		1,125,000	1,206,563

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		1,455,000	1,513,200

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020		960,000	1,027,200

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018		715,000	795,438

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		1,300,000	1,404,000

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018		2,040,000	2,233,800

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021		1,890,000	1,882,913

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		515,000	596,113

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		1,340,000	1,380,200

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017		2,670,000	2,806,837

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020		2,280,000	2,553,600

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		445,000	505,075

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		1,245,000	1,353,938

United Rentals North America, Inc. company guaranty sr. notes 5 3/4s, 2018		460,000	495,075

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		1,605,000	1,777,538

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019		1,815,000	2,069,100

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		355,000	372,750

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020		965,000	1,016,869

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		725,000	772,125

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,240,000	1,295,800

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020		230,000	246,100

			63,734,209
Energy (oil field) (0.9%)

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		1,127,000	1,166,445

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		720,000	777,600

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,420,000	1,448,400

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		365,000	370,475

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		2,116,000	2,306,439

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		2,205,000	2,273,906

SESI, LLC company guaranty sr. unsec. notes 7 1/8s, 2021		760,000	841,700

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)		325,000	348,563

			9,533,528
Entertainment (1.0%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		2,010,000	2,316,525

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019		820,000	899,950

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		255,000	285,600

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		945,000	945,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019		160,000	177,400

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		1,105,000	1,226,550

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022		480,000	482,400

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018		2,215,000	2,486,337

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		730,000	715,400

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		1,180,000	1,156,400

			10,691,562
Financials (9.0%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020		1,700,000	1,695,750

ACE Cash Express, Inc. 144A sr. notes 11s, 2019		975,000	965,250

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020		865,000	860,675

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017		1,385,000	1,468,100

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	975,863

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		2,620,000	3,170,199

Ally Financial, Inc. unsec. sub. notes 8s, 2018		1,331,000	1,580,563

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068		1,905,000	2,516,981

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)		790,000	663,600

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		1,845,000	1,955,700

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		885,000	955,800

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017		990,000	1,072,913

CIT Group, Inc. sr. unsec. notes 5s, 2022		845,000	904,150

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,145,000	1,248,050

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018		1,505,000	1,617,875

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		1,290,000	1,464,150

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		1,975,000	2,147,812

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019	EUR	565,000	725,914

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		$680,000	670,650

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020		965,000	1,025,313

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		1,675,000	1,574,500

Dresdner Funding Trust I 144A bonds 8.151s, 2031		3,310,000	3,359,650

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		2,770,000	2,887,725

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)		1,365,000	1,187,550

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,800,000	1,994,744

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		650,000	629,876

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018		580,000	601,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018		3,565,000	3,819,005

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		1,440,000	1,576,800

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022		1,695,000	1,813,650

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		630,000	658,665

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)		1,025,000	1,067,281

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)		1,255,000	1,399,325

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)		785,000	829,156

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037		195,000	198,900

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		970,000	1,117,925

Lloyds TSB Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	1,265,000	2,815,139

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		$640,000	690,400

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		915,000	974,475

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		810,000	895,050

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019		410,000	467,400

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2020		1,555,000	1,698,838

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 9 5/8s, 2019		270,000	306,450

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		500,000	512,500

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022		1,365,000	1,436,662

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020		685,000	715,825

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020		550,000	558,250

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017		910,000	914,550

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021		1,905,000	1,871,663

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		1,360,000	1,587,800

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		1,115,000	1,254,375

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017		2,420,000	2,707,375

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019		935,000	1,000,450

Regions Bank unsec. sub. notes 7 1/2s, 2018		850,000	1,037,000

Regions Financing Trust II company guaranty jr. unsec. sub. FRB bonds 6 5/8s, 2047		1,150,000	1,150,000

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)		2,855,000	3,119,088

Royal Bank of Scotland PLC (The) jr. sub. FRN notes Ser. MTN, 7.64s, perpetual maturity (United Kingdom)		1,000,000	905,000

Royal Bank of Scotland PLC (The) jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)		3,850,000	4,061,750

SLM Corp. sr. notes Ser. MTN, 8s, 2020		1,140,000	1,319,550

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		3,455,000	4,085,538

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017		4,665,000	4,571,699

			93,058,637
Gaming and lottery (3.1%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		2,160,000	2,197,800

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018		767,000	506,220

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		3,925,000	4,175,218

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020		4,735,000	4,675,813

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		1,150,000	1,167,250

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	2,410,000	2,443,652

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020		$1,100,000	1,204,500

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,145,000	1,242,325

Isle of Capri Casinos, Inc. 144A sr. unsec. notes 5 7/8s, 2021		1,720,000	1,720,000

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)		1,995,000	159,600

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)		4,228,496	4,397,635

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017		410,000	435,625

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		1,295,000	1,408,313

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		2,505,000	2,905,800

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		3,386,000	3,656,880

			32,296,631
Health care (7.1%)

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020		1,190,000	1,249,500

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019		1,200,000	1,287,000

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020		2,125,000	2,247,188

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017		1,785,000	1,923,338

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019	EUR	1,890,000	2,772,865

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)		$2,670,000	2,750,100

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		1,570,000	1,650,463

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019		625,000	689,844

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	610,000	846,494

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$4,333,000	4,820,462

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019		1,065,000	1,162,181

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019		895,000	971,075

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		1,315,000	1,423,488

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017		335,000	351,750

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		3,165,000	3,505,238

HCA, Inc. sr. notes 6 1/2s, 2020		5,340,000	5,980,799

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		410,000	472,525

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		2,980,000	3,136,450

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020		405,000	427,275

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		3,915,000	4,032,450

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		795,000	826,800

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)		760,000	812,250

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		1,825,000	2,094,188

Kinetics Concepts/KCI USA 144A company guaranty notes 10 1/2s, 2018		3,660,000	3,943,649

Kinetics Concepts/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019		955,000	935,900

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		1,515,000	1,681,650

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		975,000	1,074,938

Service Corporation International sr. notes 7s, 2019		660,000	716,100

Service Corporation International sr. notes 7s, 2017		205,000	231,906

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016		2,005,000	2,228,056

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020		2,835,000	2,923,594

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019		1,125,000	1,200,938

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		2,385,000	2,468,475

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015		577,149	588,692

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		1,135,000	1,234,313

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		2,070,000	2,295,113

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		775,000	875,750

Tenet Healthcare Corp. 144A companty guaranty sr. notes 4 1/2s, 2021		475,000	468,469

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020		1,140,000	1,282,500

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020		250,000	272,813

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		1,480,000	1,607,650

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 1/2s, 2016		1,185,000	1,244,991

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017		780,000	846,300

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016		59,000	46,020

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020		280,000	302,400

			73,903,940
Homebuilding (2.0%)

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018		750,000	801,563

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016		1,025,000	1,109,563

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018		190,000	202,825

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023		490,000	493,675

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020		465,000	513,825

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020		1,020,000	1,127,100

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022		630,000	608,738

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		3,330,000	3,671,324

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		2,270,000	2,655,900

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		1,215,000	1,339,538

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035		215,000	205,325

Realogy Corp. company guaranty sr. unsec. sub. notes 12 3/8s, 2015		880,000	891,000

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017		2,490,000	2,654,963

Realogy Corp. 144A company guaranty sr. notes 9s, 2020		350,000	402,500

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		615,000	668,813

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		525,000	591,938

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		440,000	471,900

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020		2,510,000	2,698,250

			21,108,740
Household furniture and appliances (0.3%)

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018		1,275,000	1,289,343

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016		608,000	646,760

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020		870,000	917,850

			2,853,953
Lodging/Tourism (1.6%)

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022		650,000	721,500

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017		3,041,418	3,360,767

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty sr. notes 7 5/8s, 2016		800,000	861,000

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		1,105,000	1,247,269

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)		2,365,000	2,540,896

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)		450,000	452,813

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017		2,235,000	2,464,088

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016		535,000	576,463

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		1,440,000	1,652,400

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		915,000	1,004,213

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		360,000	372,600

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020		1,110,000	1,162,725

			16,416,734
Media (0.2%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015		1,405,000	843,000

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018		438,000	485,085

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020		1,065,000	1,054,349

			2,382,434
Oil and gas (10.3%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		2,400,000	2,376,000

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		580,000	616,250

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		500,000	536,250

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020		555,000	579,975

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		1,020,000	1,109,250

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017		1,290,000	1,386,750

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		3,479,000	3,774,715

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020		1,535,000	1,765,250

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		1,900,000	2,137,500

Chesapeake Energy Corp. company guaranty notes 6 1/2s, 2017		220,000	242,000

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	485,000	675,590

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		$1,625,000	1,836,250

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,650,000	1,703,625

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017		1,090,000	1,149,950

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,720,000	1,857,600

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		450,000	466,875

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		1,280,000	1,332,800

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		1,410,000	881,250

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022		3,200,000	3,440,000

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018		3,480,000	3,749,699

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022		555,000	585,525

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020		1,240,000	1,388,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	899,250

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		3,140,000	2,975,150

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017		1,370,000	1,472,750

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019		1,045,000	987,525

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		2,630,000	2,610,275

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		1,625,000	1,698,125

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021		3,289,000	3,535,674

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017		390,000	420,225

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017		2,020,000	2,191,700

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		3,380,000	3,802,500

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		555,000	602,175

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019		2,380,000	2,689,400

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)		420,000	389,550

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		1,835,000	1,935,925

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)		1,000,000	1,035,000

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016		1,980,000	1,475,100

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		1,350,000	1,444,500

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018		360,000	374,400

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020		295,000	316,388

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,088,000	1,136,960

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020		1,390,000	1,452,550

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		930,000	1,016,025

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		3,760,000	3,835,200

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018		300,000	315,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		2,775,000	3,149,625

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015		565,000	542,400

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		1,265,000	1,271,325

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020		640,000	699,200

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022		640,000	654,400

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		2,650,000	2,941,500

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		2,875,000	3,176,875

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020		690,000	727,950

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020		3,905,000	4,153,943

SandRidge Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2016		570,000	607,449

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021		40,000	41,800

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018		3,635,000	3,837,833

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018		1,510,000	1,611,925

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		715,000	766,838

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		690,000	750,375

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		280,000	303,100

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021		1,135,000	1,234,313

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		1,845,000	1,923,413

Whiting Petroleum Corp. company guaranty notes 7s, 2014		1,245,000	1,297,913

Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,113,000	1,398,082

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		335,000	427,992

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		555,000	582,750

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		2,270,000	2,360,800

			106,665,052
Publishing (0.2%)

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		1,820,000	1,769,949

			1,769,949
Regional Bells (0.8%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020		805,000	847,263

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018		430,000	440,750

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017		855,000	906,300

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021		535,000	615,250

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		2,295,000	2,581,874

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		150,000	171,375

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		2,085,000	2,356,050

			7,918,862
Retail (2.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019		995,000	1,113,156

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		505,000	576,963

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		450,000	487,125

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		2,405,000	2,380,950

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019		1,705,000	1,879,763

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)		380,000	378,100

J Crew Group, Inc. company guaranty sr. unsec. notes 8 1/8s, 2019		1,800,000	1,930,500

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		705,000	722,625

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		1,700,000	1,925,250

Limited Brands, Inc. sr. notes 5 5/8s, 2022		685,000	726,956

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016		619,000	720,392

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2015		256,000	296,714

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016		1,631,000	1,704,411

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		2,205,000	2,282,174

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028		280,000	287,350

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)		2,225,000	2,288,969

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022		1,350,000	1,412,438

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		870,000	959,175

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)		925,000	952,750

QVC, Inc. 144A sr. notes 7 1/2s, 2019		1,280,000	1,412,726

QVC, Inc. 144A sr. notes 7 3/8s, 2020		885,000	980,969

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017		1,420,000	1,494,550

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017		1,545,000	1,658,944

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)		1,590,000	1,639,703

			30,212,653
Technology (3.8%)

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029		1,670,000	1,298,425

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		695,000	683,706

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		2,275,000	2,172,625

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		2,016,350	2,061,718

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,560,000	1,599,000

Ceridian Corp. 144A sr. notes 8 7/8s, 2019		1,325,000	1,490,625

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		810,000	852,525

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019		1,565,000	1,686,288

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		880,000	995,500

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		590,000	634,988

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021		3,480,000	3,710,549

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		3,370,000	3,445,825

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		1,790,000	1,881,738

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021		1,300,000	1,326,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		1,409,000	1,574,558

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018		654,000	724,305

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		2,992,000	3,291,199

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019		870,000	976,575

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018		1,160,000	1,357,200

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019		630,000	699,300

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020		75,000	79,125

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		540,000	592,650

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015		899,000	804,605

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019		1,040,000	1,068,600

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		1,615,000	1,748,238

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		2,080,000	2,267,200

			39,023,067
Telecommunications (7.0%)

Altice Finco SA 144A sr. unsec. notes 9 7/8s, 2020 (Luxembourg)		540,000	599,400

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017		710,000	832,475

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		1,205,000	1,304,413

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		525,000	567,656

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019		570,000	624,150

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		1,225,000	1,255,625

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)		925,000	1,017,500

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		2,195,000	2,348,650

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,195,000	1,260,725

Equinix, Inc. sr. unsec. notes 7s, 2021		940,000	1,034,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019		1,750,000	1,916,250

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		2,205,000	2,513,700

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		1,170,000	1,266,525

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)		1,150,000	1,233,375

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)		740,000	745,550

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)		7,571,093	8,053,749

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)		1,915,000	2,034,688

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019		1,035,000	1,160,494

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020		1,210,000	1,343,100

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		270,000	294,300

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020		835,000	876,750

Lynx I Corp. 144A sr. notes 5 3/8s, 2021		740,000	760,350

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023		740,000	765,900

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		2,575,000	2,780,999

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016		685,000	606,225

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		835,000	626,250

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021		2,235,000	1,572,881

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)		530,000	551,200

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		2,520,000	2,885,400

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		1,480,000	1,711,348

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,285,000	1,481,834

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019		800,000	884,000

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		465,000	483,600

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028		4,565,000	4,610,649

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		2,065,000	2,395,400

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		2,985,000	3,223,800

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017		1,315,000	1,553,344

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		1,035,000	1,128,150

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018		3,575,000	4,441,937

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	250,000	337,139

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)		$1,415,000	1,457,450

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)		550,000	578,875

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)		624,744	652,857

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		505,000	552,975

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		2,290,000	2,593,425

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		925,000	996,688

Windstream Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		855,000	837,900

			72,753,651
Telephone (0.4%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020		2,390,000	2,437,799

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016		1,460,000	1,534,752

			3,972,551
Textiles (0.2%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		1,110,000	1,201,575

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		490,000	532,263

			1,733,838
Transportation (1.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		3,795,000	4,022,700

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018		2,309,000	2,551,445

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		2,650,000	2,795,749

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018		3,175,000	3,635,375

Western Express, Inc. 144A sr. notes 12 1/2s, 2015		420,000	300,300

			13,305,569
Utilities and power (4.6%)

AES Corp. (VA) sr. unsec. notes 8s, 2020		520,000	604,500

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		2,255,000	2,604,525

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021		2,177,000	2,460,009

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020		1,296,000	1,425,600

Calpine Corp. 144A sr. notes 7 1/4s, 2017		2,736,000	2,910,420

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)		1,630,000	1,983,361

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		2,290,000	2,404,500

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 (In default)(NON)		755,000	379,388

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)		1,105,000	555,263

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)		1,035,000	522,675

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default)(NON)		45,000	22,725

El Paso Corp. sr. unsec. notes 7s, 2017		1,160,000	1,319,821

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	788,719

El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	1,044,741

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020		1,870,000	2,122,450

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022		2,185,000	2,523,674

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020		560,000	631,400

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		2,195,000	2,507,788

EP Energy LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019		625,000	678,125

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022		430,000	465,475

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020		3,235,000	3,687,900

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)		950,000	964,250

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		605,000	604,552

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		1,280,000	1,424,000

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		2,330,000	2,679,500

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	452,200

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		230,000	257,600

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019		655,000	759,800

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		3,645,000	4,091,512

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		260,000	298,025

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		935,000	1,128,936

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		166,000	189,240

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,110,000	1,171,050

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		305,000	413,122

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021		1,660,000	410,850

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016		2,964,817	429,898

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020		745,000	558,750

			47,476,344

Total corporate bonds and notes (cost $884,770,123)			$932,563,360

SENIOR LOANS (4.8%)(a)(c)
		Principal amount	Value

Broadcasting (0.5%)

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.612s, 2014		$545,563	$542,153

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.854s, 2016		2,519,084	2,163,550

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019		1,000,000	1,022,500

Univision Communications, Inc. bank term loan FRN 4.454s, 2017		915,599	916,948

			4,645,151
Capital goods (0.4%)

Mirror Bidco Corp. bank term loan FRN 5 1/4s, 2019 (Luxembourg)		860,000	866,091

SRAM Corp. bank term loan FRN 8 1/2s, 2018		1,565,000	1,586,518

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020		940,000	963,500

Tomkins Air Distribution bank term loan FRN 5s, 2018		655,000	663,188

			4,079,297
Commercial and consumer services (0.2%)

Travelport, LLC bank term loan FRN 11s, 2015		835,000	853,787

Travelport, LLC bank term loan FRN Ser. B, 5.056s, 2015		661,585	649,731

Travelport, LLC bank term loan FRN Ser. S, 5.061s, 2015		208,415	204,681

			1,708,199
Communication services (0.1%)

Asurion Corp. bank term loan FRN 11s, 2019		1,255,000	1,344,942

			1,344,942
Consumer cyclicals (0.9%)

Academy, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2018		344,138	347,702

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019		885,000	894,956

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017		74,060	75,521

Compucom Systems, Inc. bank term loan FRN 6 1/2s, 2018		1,045,000	1,054,579

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.21s, 2014(PIK)		747,000	717,120

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.21s, 2014(PIK)		425,201	408,193

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016		480,150	488,825

Motor City Casino bank term loan FRN 6s, 2017		1,984,463	1,999,347

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017		992,513	1,003,885

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018		1,540,000	1,539,999

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014		649,878	507,554

			9,037,681
Consumer staples (0.1%)

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020		1,085,000	1,112,668

			1,112,668
Energy (0.3%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016		1,861,317	1,696,125

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)		1,600,000	1,610,571

			3,306,696
Financials (0.5%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017		1,112,183	1,112,183

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017		365,000	385,379

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019		2,365,000	2,415,255

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.767s, 2017		423,476	423,476

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		1,165,000	1,171,553

			5,507,846
Gaming and lottery (0.4%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.452s, 2018		4,381,000	4,038,984

			4,038,984
Health care (0.5%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018		1,230,000	1,242,300

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018		1,366,380	1,369,454

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018		438,892	444,515

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		932,663	932,080

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018		723,650	727,419

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017(PIK)		500,000	505,625

			5,221,393
Oil and gas (0.1%)

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019		1,490,000	1,491,063

			1,491,063
Retail (—%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017		212,074	214,129

			214,129
Technology (0.2%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 7 1/4s, 2018		655,000	662,164

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018		1,119,382	1,132,254

			1,794,418
Telecommunications (0.1%)

Level 3 Financing, Inc. bank term loan FRN 5 1/4s, 2019		1,085,000	1,094,765

			1,094,765
Telephone (0.1%)

Cricket Communications, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		535,000	537,842

			537,842
Utilities and power (0.4%)

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016		422,234	439,334

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.731s, 2017		5,958,299	4,030,365

			4,469,699

Total senior loans (cost $50,645,192)			$49,604,773

CONVERTIBLE BONDS AND NOTES (0.9%)(a)
		Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031		$818,000	$937,633

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017		860,000	953,310

Exide Technologies cv. sr. unsec. sub. FRN notes zero %, 2013		1,386,000	1,309,770

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		955,000	1,080,344

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014		2,123,000	2,000,927

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		373,000	418,693

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015		550,000	1,124,750

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		889,000	1,590,199

Total convertible bonds and notes (cost $8,020,922)			$9,415,626

ASSET-BACKED SECURITIES (0.1%)(a)
		Principal amount	Value

Neon Capital, Ltd. 144A limited recourse notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)		$6,684,836	$777,387

Total asset-backed securities (cost $—)			$777,387

U.S. TREASURY OBLIGATIONS (0.0%)(a)
		Principal amount	Value

U.S. Treasury Bonds 4 3/8s, February 15, 2038(i)		141,000	177,396

Total U.S. treasury obligations (cost $177,396)			$177,396

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.10%(AFF)		30,090,573	$30,090,573

SSgA Prime Money Market Fund 0.08%(P)		140,000	140,000

U.S. Treasury Bills with an effective yield of 0.156%, July 25, 2013		$372,000	371,830

Total short-term investments (cost $30,602,335)			$30,602,403

TOTAL INVESTMENTS

Total investments (cost $974,215,968)(b)			$1,023,140,945

FORWARD CURRENCY CONTRACTS at 2/28/13 (aggregate face value $20,753,082) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	4/17/13	$484,347	$499,346	$14,999
	Euro	Sell	3/20/13	3,790,445	3,964,032	173,587
Barclays Bank PLC
	British Pound	Sell	3/20/13	2,867,730	2,980,525	112,795
	Euro	Sell	3/20/13	1,445,278	1,510,830	65,552
Credit Suisse International
	Euro	Sell	3/20/13	1,352,574	1,413,869	61,295
Deutsche Bank AG
	Euro	Sell	3/20/13	230,064	240,435	10,371
Goldman Sachs International
	Euro	Sell	3/20/13	303,706	317,415	13,709
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/17/13	510,986	527,495	16,509
	Euro	Sell	3/20/13	1,675,081	1,750,581	75,500
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/17/13	2,345,790	2,421,164	75,374
	Euro	Sell	3/20/13	2,553,817	2,669,412	115,595
UBS AG
	Euro	Sell	3/20/13	2,113,666	2,209,892	96,226
WestPac Banking Corp.
	Canadian Dollar	Sell	4/17/13	240,333	248,086	7,753

Total						$839,265

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,035,421,375.
(b)	The aggregate identified cost on a tax basis is $974,273,237, resulting in gross unrealized appreciation and depreciation of $63,979,818 and $15,112,110, respectively, or net unrealized appreciation of $48,867,708.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$40,591,647	$103,683,370	$144,275,017	$12,719	$—
	Putnam Short Term Investment Fund *	—	34,098,764	4,008,191	261	30,090,573
	Totals	$40,591,647	$137,782,134	$148,283,208	$12,980	$30,090,573
	Market values are shown for those securities affiliated during the reporting period.
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$777,387
Convertible bonds and notes	—	9,415,626	—
Corporate bonds and notes	—	932,563,360	—
Senior loans	—	49,604,773	—
U.S. Treasury obligations	—	177,396	—
Short-term investments	30,230,573	371,830	—

Totals by level	$30,230,573	$992,132,985	$777,387

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$839,265	$—

Totals by level	$—	$839,265	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$839,265	$—

Total	$839,265	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)		$19,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013